Derivative financial instruments (Tables)	12 Months Ended
Sep. 30, 2022
Derivative financial instruments
Summary of carrying values of derivative instruments

					Total derivatives
Consolidated	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2022

Interest rate contracts[1]
Forward rate agreements	-	-	-	-	-	-
Swap agreements	62,828	(65,231)	6,171	(10,002)	68,999	(75,233)
Options	335	(379)	-	-	335	(379)
Total interest rate contracts	63,163	(65,610)	6,171	(10,002)	69,334	(75,612)
FX contracts
Spot and forward contracts	18,609	(17,633)	28	(55)	18,637	(17,688)
Cross currency swap agreements	18,194	(14,412)	486	(787)	18,680	(15,199)
Options	392	(374)	-	-	392	(374)
Total FX contracts	37,195	(32,419)	514	(842)	37,709	(33,261)
Credit default swaps
Credit protection bought	32	(3)	-	-	32	(3)
Credit protection sold	3	(29)	-	-	3	(29)
Total credit default swaps	35	(32)	-	-	35	(32)
Commodity contracts	116	(402)	-	-	116	(402)
Equities	1	-	-	-	1	-
Total of gross derivatives	100,510	(98,463)	6,685	(10,844)	107,195	(109,307)
Impact of netting arrangements	(59,813)	59,806	(6,099)	9,933	(65,912)	69,739
Total of net derivatives	40,697	(38,657)	586	(911)	41,283	(39,568)

2021

Interest rate contracts[1]
Forward rate agreements	1	(1)	-	-	1	(1)
Swap agreements	30,491	(29,630)	3,530	(5,437)	34,021	(35,067)
Options	115	(121)	-	-	115	(121)
Total interest rate contracts	30,607	(29,752)	3,530	(5,437)	34,137	(35,189)
FX contracts
Spot and forward contracts	5,896	(5,554)	38	(51)	5,934	(5,605)
Cross currency swap agreements	6,433	(6,912)	749	(175)	7,182	(7,087)
Options	198	(173)	-	-	198	(173)
Total FX contracts	12,527	(12,639)	787	(226)	13,314	(12,865)
Credit default swaps
Credit protection bought	-	(15)	-	-	-	(15)
Credit protection sold	13	-	-	-	13	-
Total credit default swaps	13	(15)	-	-	13	(15)
Commodity contracts	227	(360)	-	-	227	(360)
Equities	2	-	-	-	2	-
Total of gross derivatives	43,376	(42,766)	4,317	(5,663)	47,693	(48,429)
Impact of netting arrangements	(25,010)	25,240	(3,330)	5,130	(28,340)	30,370
Total of net derivatives	18,366	(17,526)	987	(533)	19,353	(18,059)

1.	The fair value of futures contracts is settled daily with the exchange, and therefore have been excluded from this table.

					Total derivatives
Parent Entity	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2022

Interest rate contracts[1]
Forward rate agreements	-	-	-	-	-	-
Swap agreements	63,939	(65,541)	5,025	(9,683)	68,964	(75,224)
Options	335	(379)	-	-	335	(379)
Total interest rate contracts	64,274	(65,920)	5,025	(9,683)	69,299	(75,603)
FX contracts
Spot and forward contracts	18,621	(17,633)	15	(55)	18,636	(17,688)
Cross currency swap agreements	18,414	(14,921)	146	(177)	18,560	(15,098)
Options	392	(374)	-	-	392	(374)
Total FX contracts	37,427	(32,928)	161	(232)	37,588	(33,160)
Credit default swaps
Credit protection bought	32	(3)	-	-	32	(3)
Credit protection sold	3	(29)	-	-	3	(29)
Total credit default swaps	35	(32)	-	-	35	(32)
Commodity contracts	116	(402)	-	-	116	(402)
Equities	1	-	-	-	1	-
Total of gross derivatives	101,853	(99,282)	5,186	(9,915)	107,039	(109,197)
Impact of netting arrangements	(60,925)	60,121	(4,987)	9,618	(65,912)	69,739
Total of net derivatives	40,928	(39,161)	199	(297)	41,127	(39,458)

2021

Interest rate contracts[1]
Forward rate agreements	1	(1)	-	-	1	(1)
Swap agreements	30,779	(29,764)	3,228	(5,261)	34,007	(35,025)
Options	115	(121)	-	-	115	(121)
Total interest rate contracts	30,895	(29,886)	3,228	(5,261)	34,123	(35,147)
FX contracts
Spot and forward contracts	5,929	(5,603)	5	(2)	5,934	(5,605)
Cross currency swap agreements	6,452	(6,925)	519	(34)	6,971	(6,959)
Options	198	(173)	-	-	198	(173)
Total FX contracts	12,579	(12,701)	524	(36)	13,103	(12,737)
Credit default swaps
Credit protection bought	-	(15)	-	-	-	(15)
Credit protection sold	13	-	-	-	13	-
Total credit default swaps	13	(15)	-	-	13	(15)
Commodity contracts	227	(360)	-	-	227	(360)
Equities	1	-	-	-	1	-
Total of gross derivatives	43,715	(42,962)	3,752	(5,297)	47,467	(48,259)
Impact of netting arrangements	(25,299)	25,365	(3,041)	5,005	(28,340)	30,370
Total of net derivatives	18,416	(17,597)	711	(292)	19,127	(17,889)

1.The fair value of futures contracts is settled daily with the exchange, and therefore have been excluded from this table.

Schedule of carrying values, and maturity analysis of notional amounts of hedging instruments

The following tables show the carrying value of hedging instruments and a maturity analysis of the notional amounts of the hedging instruments in one-to-one hedge relationships categorised by the types of hedge relationships and the hedged risk.

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2022

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	11,263	73,774	39,836	124,873	2,504	(8,073)
	Cross currency swap	Interest rate risk	1,100	9,775	2,442	13,317	(189)	(867)
Cash flow hedges	Cross currency swap	FX risk	1,100	9,775	2,442	13,317	675	80
Net investment hedges	Forward contracts	FX risk	2,803	-	-	2,803	28	(55)
Total one-to-one hedge relationships			16,266	93,324	44,720	154,310	3,018	(8,915)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	22,328	417	(12)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	213,756	3,250	(1,917)
Total macro hedge relationships			n/a	n/a	n/a	236,084	3,667	(1,929)
Total of gross hedging derivatives			n/a	n/a	n/a	390,394	6,685	(10,844)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(6,099)	9,933
Total of net hedging derivatives			n/a	n/a	n/a	n/a	586	(911)

Note 21. Derivative financial instruments (continued)

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2021

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	11,674	59,022	54,250	124,946	2,402	(4,889)
	Cross currency swap	Interest rate risk	4,717	5,251	3,604	13,572	227	-
Cash flow hedges	Cross currency swap	FX risk	5,905	5,251	3,604	14,760	522	(175)
Net investment hedges	Forward contracts	FX risk	6,574	-	-	6,574	38	(51)
Total one-to-one hedge relationships			28,870	69,524	61,458	159,852	3,189	(5,115)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	28,258	60	(24)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	201,339	1,068	(524)
Total macro hedge relationships			n/a	n/a	n/a	229,597	1,128	(548)

Total of gross hedging derivatives			n/a	n/a	n/a	389,449	4,317	(5,663)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,330)	5,130
Total of net hedging derivatives			n/a	n/a	n/a	n/a	987	(533)

			Notional amounts
				Over
Parent Entity			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2022

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	10,957	72,890	39,836	123,683	2,470	(8,070)
	Cross currency swap	Interest rate risk	863	1,064	759	2,686	(16)	(94)
Cash flow hedges	Cross currency swap	FX risk	863	1,064	759	2,686	162	(83)
Net investment hedges	Forward contracts	FX risk	1,792	-	-	1,792	15	(55)
Total one-to-one hedge relationships			14,475	75,018	41,354	130,847	2,631	(8,302)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	2,632	119	(1)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	192,136	2,436	(1,612)
Total macro hedge relationships			n/a	n/a	n/a	194,768	2,555	(1,613)
Total of gross hedging derivatives			n/a	n/a	n/a	325,615	5,186	(9,915)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(4,987)	9,618
Total of net hedging derivatives			n/a	n/a	n/a	n/a	199	(297)

2021

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	11,283	57,732	54,250	123,265	2,400	(4,837)
	Cross currency swap	Interest rate risk	3,108	1,682	707	5,497	165	-
Cash flow hedges	Cross currency swap	FX risk	3,108	1,682	707	5,497	354	(34)
Net investment hedges	Forward contracts	FX risk	1,263	-	-	1,263	5	(2)
Total one-to-one hedge relationships			18,762	61,096	55,664	135,522	2,924	(4,873)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	2,872	7	(1)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	180,533	821	(423)
Total macro hedge relationships			n/a	n/a	n/a	183,405	828	(424)
Total of gross hedging derivatives			n/a	n/a	n/a	318,927	3,752	(5,297)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,041)	5,005
Total of net hedging derivatives			n/a	n/a	n/a	n/a	711	(292)

Schedule of weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships

				Weighted average rate
	Hedging instrument	Hedged risk	Currency pair	2022	2021
Consolidated

Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	not material	0.6823
			EUR:NZD	0.5965	0.6086
			USD:NZD	0.6949	not material
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.1200	1.0505
			USD:AUD	0.6926	n/a

Parent Entity

Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6650	0.6823
			JPY:AUD	79.6448	79.6302
			CHF:AUD	0.7350	0.7679
			CNH:AUD	4.8253	4.9359
			HKD:AUD	5.5373	not material
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.1171	1.0460
			USD:AUD	0.6926	n/a

Schedule of impact of hedge accounting on the balance sheet and reserves

	2022		2021
		FVHA		FVHA
	Carrying amount of	included in carrying	Carrying amount of	included in carrying
$m	hedged item	amount	hedged item	amount
Consolidated

Interest rate risk
Investment securities	39,355	(4,469)	60,657	117
Loans	21,798	(532)	28,340	(59)
Debt issues and loan capital	(88,112)	8,832	(84,776)	(1,983)

Parent Entity

Interest rate risk
Investment securities	38,188	(4,419)	59,008	101
Loans	2,441	(192)	3,009	(5)
Debt issues and loan capital	(78,448)	7,907	(76,634)	(1,931)

Schedule of pre-tax impact of cash flow and net investment hedges on reserves

	2022			2021
	Interest	FX		Interest	FX
$m	rate risk	risk	Total	rate risk	risk	Total
Consolidated
Cash flow hedge reserve
Balance as at beginning of year	394	(118)	276	73	(132)	(59)
Net gains/(losses) from changes in fair value	1,224	80	1,304	352	(56)	296
Transferred to interest income	(471)	37	(434)	(31)	70	39
Balance as at end of year	1,147	(1)	1,146	394	(118)	276
Parent Entity
Cash flow hedge reserve
Balance as at beginning of year	243	(49)	194	83	(53)	30
Net gains/(losses) from changes in fair value	846	35	881	201	(24)	177
Transferred to interest income	(460)	15	(445)	(41)	28	(13)
Balance as at end of year	629	1	630	243	(49)	194

Schedule of information regarding determination of hedge effectiveness

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Consolidated			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Consolidated

2022

Fair value hedges	Interest rate swap	Interest rate risk	(4,540)	4,548	8	n/a
	Cross currency swap	Interest rate risk	(1,210)	1,208	(2)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	670	(753)	(83)	n/a
	Cross currency swap	FX risk	117	(117)	-	n/a
Net investment hedges	Forward contracts	FX risk	236	(236)	n/a	-
Total			(4,727)	4,650	(77)	-

2021

Fair value hedges	Interest rate swap	Interest rate risk	957	(959)	(2)	n/a
	Cross currency swap	Interest rate risk	(171)	168	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	280	(321)	(41)	n/a
	Cross currency swap	FX risk	14	(14)	-	n/a
Net investment hedges	Forward contracts	FX risk	(199)	198	n/a	(1)
Total			881	(928)	(46)	(1)
Parent Entity

2022

Fair value hedges	Interest rate swap	Interest rate risk	(4,886)	4,901	15	n/a
	Cross currency swap	Interest rate risk	(233)	230	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	294	(386)	(92)	n/a
	Cross currency swap	FX risk	50	(50)	-	n/a
Net investment hedges	Forward contracts	FX risk	15	(15)	n/a	-
Total			(4,760)	4,680	(80)	-

2021

Fair value hedges	Interest rate swap	Interest rate risk	683	(683)	-	n/a
	Cross currency swap	Interest rate risk	(107)	105	(2)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	120	(160)	(40)	n/a
	Cross currency swap	FX risk	4	(4)	-	n/a
Net investment hedges	Forward contracts	FX risk	(41)	41	n/a	-
Total			659	(701)	(42)	-